EQUITY	12 Months Ended
Dec. 29, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY
EQUITY:

(a)	Shareholder rights plan:
The Company has a shareholder rights plan which provides the Board of Directors and the shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, pursue other alternatives for maximizing shareholder value.

(b)	Accumulated other comprehensive income (“AOCI”):
Accumulated other comprehensive income includes the changes in the fair value of the effective portion of qualifying cash flow hedging instruments outstanding at the end of the fiscal year.

(c)	Share capital:
Authorized:
Common shares, authorized without limit as to number and without par value. First preferred shares, without limit as to number and without par value, issuable in series and non-voting. Second preferred shares, without limit as to number and without par value, issuable in series and non-voting. As at December 29, 2019 and December 30, 2018, none of the first and second preferred shares were issued.

Issued:
As at December 29, 2019, there were 199,012,156 common shares (December 30, 2018 - 206,732,436) issued and outstanding, which are net of 9,206 common shares (December 30, 2018 - 3,797) that have been purchased and are held in trust as described in note 13(e).

(d)	Normal course issuer bid ("NCIB"):
On February 21, 2018, the Board of Directors of the Company approved the initiation of an NCIB commencing on February 27, 2018 and ending on February 26, 2019 to purchase for cancellation up to 10,960,391 common shares, representing approximately 5% of the Company’s issued and outstanding common shares. On August 1, 2018, the Company obtained approval from the TSX to amend its current NCIB program in order to increase the maximum number of common shares that may be repurchased from 10,960,391 common shares, or approximately 5% of the Company’s issued and outstanding common shares as at February 15, 2018 (the reference date for the NCIB), to 21,575,671 common shares, representing approximately 10% of the public float as at February 15, 2018. No other terms of the NCIB were amended. During the fiscal year ended December 30, 2018, the Company repurchased for cancellation a total of 12,634,693 common shares under its NCIB programs for a total cost of $367.5 million. Of the total cost of $367.5 million, $9.2 million was charged to share capital and $358.3 million was charged to retained earnings.

On February 20, 2019, the Company received approval from the TSX to renew its NCIB commencing on February 27, 2019 to purchase for cancellation up to 10,337,017 common shares, representing approximately 5% of the Company’s issued and outstanding common shares.

During the year ended December 29, 2019, the Company repurchased for cancellation a total of 8,217,715 common shares under its NCIB programs for a total cost of $257.2 million. Of the total cost of $257.2 million, $6.7 million was charged to share capital and $250.5 million was charged to retained earnings.

On February 19, 2020, the Company received approval from the TSX to renew its NCIB to purchase for cancellation a maximum of 9,939,154 common shares, representing approximately 5% of the Company’s issued and outstanding common shares. The Company is authorized to make purchases under the bid during the period from February 27, 2020 to February 26, 2021 in accordance with the requirements of the TSX. Purchases will be made by means of open market transactions on both the TSX and the New York Stock Exchange ("NYSE"), or alternative trading systems, if eligible, or by such other means as may be permitted by securities regulatory authorities, including pre-arranged crosses, exempt offers, private agreements under an issuer bid exemption order issued by securities regulatory authorities, and block purchases of common shares. The average daily trading volume ("ADTV") of common shares on the TSX for the six-month period ended January 31, 2020 was 598,411. Consequently, and in accordance with the requirements of the TSX, Gildan may purchase up to a maximum of 149,602 common shares daily through TSX facilities, which represents 25% of the ADTV of common shares on the TSX for the most recently completed six calendar months.

13. EQUITY (continued):

(e)	Common shares purchased as settlement for non-Treasury RSUs:
The Company has established a trust for the purpose of settling the vesting of non-Treasury RSUs. For non-Treasury RSUs that are to be settled in common shares in lieu of cash, the Company directs the trustee to purchase common shares of the Company on the open market to be held in trust for and on behalf of the holders of non-Treasury RSUs until they are delivered for settlement, when the non-Treasury RSUs vest. For accounting purposes, the common shares are considered as held in treasury, and recorded as a temporary reduction of outstanding common shares and share capital. Upon delivery of the common shares for settlement of the non-Treasury RSUs, the number of common shares outstanding is increased, and the amount in contributed surplus is transferred to share capital. As at December 29, 2019, a total of 9,206 common shares representing $0.2 million purchased as settlement for non-Treasury RSUs were considered as held in treasury and recorded as a temporary reduction of outstanding common shares and share capital (December 30, 2018 - 3,797 common shares representing $0.1 million).

(f)	Contributed surplus:
The contributed surplus account is used to record the accumulated compensation expense related to equity-settled share-based compensation transactions. Upon the exercise of stock options, the vesting of Treasury RSUs, and the delivery of common shares for settlement of vesting non-Treasury RSUs, the corresponding amounts previously credited to contributed surplus are transferred to share capital, except for the portion of the share-based payment that the Company settles on a net basis when the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation, in which case the corresponding amounts previously credited to contributed surplus are transferred to accounts payable and accrued liabilities.